Summary of significant accounting policies (Details Narrative) - 11 months ended Mar. 31, 2015 - USD ($)	Total	Total
Grant income		$ 137,500
National Science Foundation [Member]
Grant income	$ 150,000
North Carolina Board of Science, Technology & Innovation [Member]
Grant income	$ 50,000
Minimum [Member]
Property and equipment estimated useful lives		3 years
Maximum [Member]
Property and equipment estimated useful lives		10 years
Patent [Member]
Intangible assets useful lives	15 years